Financial Instruments Risks - Evolution of Total VaR (Details) - ARS ($)	Dec. 31, 2022	Dec. 31, 2021
Average value at risk [member]
Value at risk [line items]
Total value at risk	$ 141,130	$ 222,660
Value at risk per interest rate	157,790	211,150
Value at risk per exchange rate	1,050.00	43,110
Minimum value at risk [member]
Value at risk [line items]
Total value at risk	48,710	37,040.00
Value at risk per interest rate	49,320	5,750
Value at risk per exchange rate	(470)	990
Maximum value at risk [member]
Value at risk [line items]
Total value at risk	263,070.00	504,430
Value at risk per interest rate	298,070.00	503,390
Value at risk per exchange rate	65,110	157,890
Closing value at risk [member]
Value at risk [line items]
Total value at risk	112,220	88,760
Value at risk per interest rate	121,290	90,950
Value at risk per exchange rate	$ 150	$ 1,290